Cover	2 Months Ended
Apr. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2020
Current Fiscal Year End Date	--07-31
Entity File Number	000-32201
Entity Registrant Name	Rivulet Media, Inc.
Entity Central Index Key	0001079282
Entity Tax Identification Number	33-0824714
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false